Rule 497(d)
                                    FT 516

                    Deep Value Select Portfolio, Series 2
                        Deep Value Portfolio, Series 2

              Supplement to the Prospectus dated March 21, 2001

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002